Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2020
Gains or Losses Recognized in AOCI for the Cash Flow Hedges
The following tables provide information on gains or losses recognized in AOCL for the cash flow hedges for the periods indicated:

	Years ended December 31,
	2020	2019		2018
$ in millions (net of tax)	Interest Rate Hedge	Power	Interest Rate Hedge	Power	Interest Rate Hedge
Beginning accumulated derivative gain in AOCL	$14.5	$0.4	$16.6	$(2.8)	$17.5

Net gains / (losses) associated with current period hedging transactions	—	—	(1.0)	—	(0.1)
Net (gains) / losses reclassified to earnings:
Interest Expense	(0.9)	—	(1.1)	—	(0.8)
(Income) / loss from discontinued operations before income tax	—	(0.4)	—	3.2	—
Ending accumulated derivative gain in AOCL	$13.6	$—	$14.5	$0.4	$16.6

Portion expected to be reclassified to earnings in the next twelve months	$(0.8)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the fair value, balance sheet classification and hedging designation of DPL’s interest rate swaps.

			December 31,
$ in millions	Hedging Designation	Balance sheet classification	2020	2019
Interest rate swap	Cash Flow Hedge	Prepayments and other current assets	$—	$0.1